SEPARATE ACCOUNT VA-K
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2001

                                     * * *

Effective October 26, 2001, no new payments or transfers may be made to the Sub-Accounts investing in shares of the following portfolios:

         FIRST DEFINED PORTFOLIOS LLC
         FDP First Trust 10 Uncommon Values Portfolio
         FDP NASDAQ Target 15 Portfolio

         FIRST DEFINED SECTOR FUND
         FDSF First Trust Financial Services Portfolio
         FDSF First Trust Life Sciences Portfolio
         FDSF First Trust Technology Portfolio

                                     * * *




Supplement dated October 26, 2001


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